As filed with the Securities and Exchange Commission on August 27, 1999


                    Securities Act of 1933 File No. 2-80886
                Investment Company Act of 1940 File No. 811-3626

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 46

                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 41



                                CITIZENS FUNDS*+
               (Exact name of Registrant as specified in charter)

               230 Commerce Way, Suite 300, Portsmouth, NH 03801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (603) 436-5152

                                 Sophia Collier
                          230 Commerce Way, Suite 300
                              Portsmouth, NH 03801
                    (Name and Address of Agent for Service)


It is proposed that this filing become effective:
[ ] Immediately upon filing pursuant to paragraph (b)
[ ] On _____ pursuant to paragraph (b)
[ ] 75 days after filing pursuant to paragraph (a)
[X] On October 28, 1999 pursuant to paragraph (a) of Rule 485


----------------
*Formerly known as Citizens Investment Trust.


+This filing relates to its series Citizens Index Fund, Citizens Emerging Growth Fund, Citizens Global Equity Fund, Citizens Small Cap Index Fund, Citizens Income Fund and Working Assets Money Market Fund.

The Prospectus of Citizens Funds, as filed by the Registrant pursuant to Rule 485(a) under the Securities Act of 1933, as amended (File No. 2-80886), with the Securities and Exchange Commission on June 30, 1999, is incorporated in this Post-Effective Amendment No. 46 by reference.

The Statement of Additional Information of Citizens Funds, as filed by the Registrant pursuant to Rule 485(a) under the Securities Act of 1933, as amended (File No. 2-80886), with the Securities and Exchange Commission on June 30, 1999, is incorporated in this Post-Effective Amendment No. 46 by reference.

PART C: OTHER INFORMATION


Item 23.  Exhibits

          (a) Declaration of Trust*****
          (b) By-Laws*
          (c) N/A
          (d) Management Agreement:
              (1) Management Agreement*****
              (2) Renewal of Management Agreement*******
              (3) Sub-Investment Advisory Agreements
          (e) Distribution Agreement*******
          (f) N/A
          (g) Custodian Contract:
              (1)Custodian Contract***
              (2) Form of Letter Agreement adding Citizens Small Cap Index Fund to the Custodian Contract******
          (h) Other Material Contracts:
              (1)  Administrative and Shareholder Services Agreement*******
              (2)  Expense Reimbursement Agreement*******
          (i) Form of Opinion and Consent of Counsel as to the legality of the securities being registered*******
          (j) N/A
          (k) N/A
          (l) N/A
          (m) Rule 12b-1 Distribution Plan*******
          (n) N/A
          (o) Rule 18f-3 Plan*******
          (p) Powers of attorney **** and ******

* Incorporated by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on October 7, 1997.

** Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on June 21, 1996.

*** Incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on September 27, 1996.

**** Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on December 11, 1997.

***** Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on August 28, 1998.

****** Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on April 15, 1999.

******* Incorporated by reference to Post-Effective Amendment No. 45 to the
        Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on June 30, 1999.


Item 24. Persons Controlled by or under Common Control with the Fund

         o See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships.

         o Citizens Funds is a Massachusetts business trust.

         o Citizens Advisers, Inc., the investment adviser to the Registrant, is a California corporation, which also controls the distributor of the Registrant, Citizens Securities, Inc., which is also a California corporation.

Item 25. Indemnification

         Article Seventh of the Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Citizens Funds participates in a group liability policy under which it and its trustees, officers and affiliated persons, the adviser and the distributor are insured against certain liabilities.

Item 26. Business and other Connections of Investment Adviser

         Other businesses, professions, vocations, or employment of a substantial nature in which each director or principal officer of Citizens Advisers, Inc. is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:


Name and Position        Connection with and
With Investment Adviser  Name of Other Company

John L. Shields,         Trustee, Citizens Funds
President, CEO           President, Citizens Securities, Inc.
                         Senior Consultant, Cerulli Associates (1995 to 1998)

Sophia Collier,          Trustee, Citizens Funds
Chair of Board           President, Citizens Funds and
                           Citizens Advisers, Inc. (1991 to 1998)
                         President, Northpoint Technology, LTD
                         President, NPT, Inc.

John P. Dunfey,          Chairman and Director, Dunfey Brothers Capital Group
Partner                  President, Treasurer & Director, DA-TRIAD, Inc.
                         Trustee and Governor, Dana-Farber Cancer Inst., Boston
                         Chair, Human Rights Project, Inc.
                         Chair, New England Circle, Inc.
                         Director, International League for Human Rights, NY

Robert J. Dunfey, Sr.    Treasurer & Founding Director, Dunfey Brothers Capital
Partner                    Group
                         Trustee, the Jackson Laboratory, Bar Harbor, Maine
                         Past Director, KeyBank of Maine
                         Trustee, University of Maine System
                         Treasurer and Director, New England Circle, Inc.
                         Director, American Ireland Fund, Boston
                         Founder & Honorary Director, Susan L. Curtis
                           Foundation, Portland, Maine

Gerald Dunfey,           Vice President & Founding Director, Dunfey Brothers
Partner                    Capital Group
                         Director, DA-TRIAD, Inc.
                         President, New England Circle, Inc.
                         Director, Martin Luther King Center for Nonviolent
                           Social Change
                         Board of Advisors, Fund for a Free South Africa
                         Board of Incorporators, Joslin Diabetes Center

William Hart,            Director, SIS Bank, Springfield, MA
Partner                  Director, Blue Cross/Blue Shield of NH
                         President, Dunfey Brothers Capital Group
                         Director, DA-TRIAD, Inc.
                         Director, National Trust for Historic Preservation
                         Director, American Academy in Rome
                         Director, Currier Gallery of Art
                         Director, Berwick Academy, Berwick, Maine

Item 27. Principal Underwriters

         (a) Not applicable.

         (b) John L. Shields, 230 Commerce Way, Suite 300, Portsmouth, NH, is the President of Citizens Funds' distributor, Citizens Securities, Inc.

         (c) Not applicable.

Item 28. Location of Accounts and Records

         The accounts, books and other documents required to be maintained by
         Section 31(a) of the Investment Company Act of 1940, as amended, and the rules under that act are kept at Citizens Funds' Transfer and Dividend Distributing Agent, PFPC, Inc., 400 Bellevue Pkwy., Wilmington, DE 19808, and at Citizens Funds' Custodian and Fund Accounting Agent, State Street Bank and Trust, One Heritage Drive, North Quincy, MA 02171.

Item 29. Management Services

         Not applicable.

Item 30. Undertakings

         Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portsmouth and State of New Hampshire on the 27th day of August, 1999.

                                        CITIZENS FUNDS

                                        By  /s/  Joseph F. Keefe
                                            --------------------------
                                            Joseph F. Keefe, Secretary


/s/  John L. Shields
--------------------------              Trustee, President,
(John L. Shields)                       Principal Executive,
                                        Financial and
                                        Accounting Officer

Azie Taylor Morton*
--------------------------              Trustee
(Azie Taylor Morton)

William Glenn*
--------------------------              Trustee
(William Glenn)

Ada Sanchez*
--------------------------              Trustee
(Ada Sanchez)

Sophia Collier*
--------------------------              Trustee
(Sophia Collier)

Juliana Eades*
--------------------------              Trustee
(Juliana Eades)

Lokelani Devone*
--------------------------              Trustee
(Lokelani Devone )

Robert B. Reich*
--------------------------              Trustee
(Robert B. Reich)

Mitchell Johnson*
--------------------------              Trustee
(Mitchell Johnson)

* By Joseph F. Keefe   Attorney in Fact       /s/  Joseph F. Keefe
                                              --------------------------

See Powers of Attorney incorporated by reference as exhibits hereto.

EXHIBIT INDEX


        (d) Management Agreement:
            (3)  Sub-Investment Advisory Agreements